REPORTABLE BUSINESS SEGMENTS - (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021
Operating segments:
Sales	$ 704,769	$ 737,994	$ 1,313,441	$ 1,423,958
Cost of goods sold	623,298	517,283	1,151,660	934,110
Gross margin	81,471	220,711	161,781	489,848
Depreciation and amortization	4,710	5,673	9,156	12,952
Administrative	37,181	43,957	66,951	82,099
Selling and marketing	44,787	47,912	84,459	94,871
Other operating expenses	4,109	15,092	12,137	27,724
Segment profit (loss)	(9,316)	108,077	(10,922)	272,202
Finance costs	(11,895)	(29,744)	(24,808)	(51,597)
Restructuring Costs		(7,118)		(7,118)
Gain on September 2020 Recapitalization transaction, net		52,152		50,341
Unrealized gain (loss) of derivative instruments and other	287,515	(84,968)	579,652	(7,619)
Realized gain (loss) of derivative instruments	49,134	(85,457)	66,346	(219,903)
Other expenses, net	(57)	(2,425)	(546)	(3,057)
Unrealized gain on investment	29,000		29,000
Reorganization costs	(18,577)		(38,586)
Provision for income taxes	245	(673)	1,212	(1,307)
PROFIT (LOSS) FROM CONTINUING OPERATIONS	326,049	(50,156)	601,348	31,942
Loss after tax from discontinued operations		(1,210)		(4,158)
PROFIT (LOSS) FOR THE PERIOD	326,049	(51,366)	601,348	27,784
Capital expenditures	3,028	2,987	4,837	4,673
Total goodwill	163,945	268,006	163,945	268,006	$ 163,770
Operating segments | Consumer
Operating segments:
Sales	401,491
Cost of goods sold	339,323
Gross margin	62,168
Depreciation and amortization	3,882
Administrative	10,348
Selling and marketing	29,167
Other operating expenses	3,995
Segment profit (loss)	14,776
Capital expenditures	2,567
Total goodwill	163,945		163,945
Operating segments | Mass Market
Operating segments:
Sales		419,340	716,477	810,004
Cost of goods sold		265,848	594,820	470,157
Gross margin		153,492	121,657	339,847
Depreciation and amortization		4,773	7,521	11,138
Administrative		9,892	19,501	18,187
Selling and marketing		29,666	54,299	57,222
Other operating expenses		11,954	11,033	21,069
Segment profit (loss)		97,207	29,303	232,231
Capital expenditures		2,695	4,341	4,216
Total goodwill	163,945	171,352	163,945	171,352
Operating segments | Commercial
Operating segments:
Sales	303,278	318,654	596,964	613,954
Cost of goods sold	283,975	251,435	556,840	463,953
Gross margin	19,303	67,219	40,124	150,001
Depreciation and amortization	828	900	1,635	1,814
Administrative	3,761	4,153	7,100	9,436
Selling and marketing	15,620	18,246	30,160	37,649
Other operating expenses	114	3,138	1,104	6,655
Segment profit (loss)	(1,020)	40,782	125	94,447
Capital expenditures	461	292	496	457
Total goodwill		96,654		96,654
Operating segments | Corporate and shared services
Operating segments:
Administrative			40,350	54,476
Segment profit (loss)			$ (40,350)	$ (54,476)
Elimination of intersegment amounts
Operating segments:
Administrative	(23,072)
Segment profit (loss)	$ 23,072
Elimination of intersegment amounts | Corporate and shared services
Operating segments:
Administrative		(29,912)
Segment profit (loss)		$ (29,912)